Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive office (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

Refer to our CD&A starting on page 31 for a complete description of how executive compensation relates to Company performance and how the Committee makes its decisions.

Pay versus performance table

																	$100 investment based on:
Year	Summary compensation table total for Suzanne Sitherwood	(1)	Compensation actually paid to Suzanne Sitherwood	(2)	Summary compensation table total for Steve Lindsey	(1)	Compensation actually paid to Steve Lindsey	(2)	Summary compensation table total for Scott Doyle	(1)	Compensation actually paid to Scott Doyle	(2)	Average summary compensation table total for non-PEO NEOs	(1)	Average summary compensation actually paid to non-PEO NEOs	(2)	Cumulative total shareholder return	Peer group cumulative total shareholder return	(3)	Net income (in millions)	Company selected measure: adjusted earnings per share	(4)
2025	$–		$–		$5,066,799		$2,819,168		$3,328,340		$4,245,825		$1,014,740		$1,105,937		$190.57	$171.86		$271.7	$4.45
2024	–		–		3,398,930		3,545,414		–		–		1,478,904		1,372,515		150.00	154.55		250.9	4.14
2023	5,213,657		4,096,239		–		–		–		–		1,544,483		1,291,718		120.06	108.98		217.5	4.06
2022	4,974,714		2,854,315		–		–		–		–		1,453,601		1,009,413		126.54	117.20		220.8	3.86
2021	5,568,741		8,074,188		–		–		–		–		1,640,443		2,186,258		119.39	111.01		271.7	4.86

Named Executive Officers, Footnote
(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024, 2023, 2022 and 2021.

Year	PEO	Non-PEO NEOs
2025	Scott Doyle, Steve Lindsey	Adam Woodard, Steve Rasche, Matt Aplington, Steve Mills, Ryan Hyman
2024	Steve Lindsey	Steve Rasche, Scott Doyle, Ryan Hyman, Mike Geiselhart
2023	Suzanne Sitherwood	Steve Lindsey, Steve Rasche, Mark Darrell, Mike Geiselhart
2022	Suzanne Sitherwood	Steve Lindsey, Steve Rasche, Mark Darrell, Mike Geiselhart
2021	Suzanne Sitherwood	Steve Lindsey, Steve Rasche, Mark Darrell, Mike Geiselhart

Peer Group Issuers, Footnote [Text Block]
(3)	The peer group TSR in this table utilizes the S&P 500 Utilities Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2025. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the S&P Index. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(2)	The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in the tables below. The following tables set forth the adjustments made during each year represented in the table above to arrive at CAP for our PEOs and non-PEO NEOs in accordance with the Pay versus performance rules.
Fiscal year	Scott Doyle 2025
Summary Compensation Table (“SCT”) Total	$3,328,340
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(101,482)
Increase for “Service Cost” for Pension Plans	–
Increase for “Prior Service Cost” for Pension Plans	–
Deduction for stock awards amounts reported in the SCT	(1,818,179)
Fair value of current year equity awards at year-end	2,433,182
Change in value of prior years’ awards unvested at year-end	403,964
Change in value of prior years’ awards that vested during current year	–
Deduction of value of prior years’ awards that were forfeited during year	–
Total adjustments	917,485
CAP total	$4,245,825
Fiscal year	Steve Lindsey 2025
“SCT” total	$5,066,799
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(162,102)
Increase for “Service Cost” for Pension Plans	73,947
Increase for “Prior Service Cost” for Pension Plans	–
Deduction for stock awards amounts reported in the SCT	(1,873,940)
Fair value of current year equity awards at year-end(5)	359,232
Change in value of prior years’ awards unvested at year-end	1,187,452
Change in value of prior years’ awards that vested during current year	821
Deduction of value of prior years’ awards that were forfeited during year(6)	(1,833,041)
Total adjustments	(2,247,631)
CAP total	$2,819,168

Non-PEO NEO Average Total Compensation Amount	$ 1,014,740	$ 1,478,904	$ 1,544,483	$ 1,453,601	$ 1,640,443
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,105,937	1,372,515	1,291,718	1,009,413	2,186,258
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in the tables below. The following tables set forth the adjustments made during each year represented in the table above to arrive at CAP for our PEOs and non-PEO NEOs in accordance with the Pay versus performance rules.
Fiscal year	Non-PEO NEOs 2025
“SCT” total	$1,014,740
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(50,021)
Increase for “Service Cost” for Pension Plans	35,471
Increase for “Prior Service Cost” for Pension Plans	–
Deduction for stock awards amounts reported in the SCT	(393,971)
Fair value of current year equity awards at year-end(7)	390,837
Change in value of prior years’ awards unvested at year-end	246,004
Change in value of prior years’ awards that vested during current year	8,412
Deduction of value of prior years’ awards that were forfeited during year(8)	(145,535)
Total adjustments	91,197
CAP total	$1,105,937

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
1.	The following graph compares the PEO and average non-PEO NEOs’ CAP versus the Company’s cumulative TSR:

Compensation Actually Paid vs. Net Income [Text Block]
2.	The following graph compares the PEO and average non-PEO NEOs’ CAP versus the Company’s net income:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
3.	The following graph compares the PEO and average non-PEO NEOs’ CAP versus the Company’s adjusted EPS (non-GAAP):

Tabular List [Table Text Block]

Financial performance measures

In our assessment, the most important financial performance measures used to link CAP to our NEOs in 2025, as calculated in accordance with the SEC rules, to our performance were:

●	Adjusted operating income
●	Adjusted EPS
●	Relative TSR

Total Shareholder Return Amount					119.39	$ 126.54	$ 120.06	$ 150.00	$ 190.57
Peer Group Total Shareholder Return Amount					111.01	$ 117.20	$ 108.98	$ 154.55	$ 171.86
Net Income (Loss) Attributable to Parent	$ 271,700,000	$ 250,900,000	$ 217,500,000	$ 220,800,000	$ 271,700,000
Company Selected Measure Amount	4.45	4.14	4.06	3.86	4.86
PEO Name		Steve Lindsey	Suzanne Sitherwood	Suzanne Sitherwood	Suzanne Sitherwood
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Non-GAAP Measure Description [Text Block]
(4)	Adjusted earnings per share performance summarized above is based on our average basic adjusted earnings per share. Adjusted earnings exclude from net income the after-tax impacts of fair value accounting and timing adjustments associated with energy-related transactions, the impacts of acquisitions, divestiture and restructuring activities, and the largely non-cash impacts of impairments and other non-recurring or unusual items, such as certain regulatory, legislative or GAAP standard-setting actions. The reconciliation to operating income can be found on Schedule A to this proxy statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Deduction For Change In Pension Values Reported In The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (50,021)
Increase For Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,471
Increase For Prior Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Deduction For Stock Awards Amounts Reported In The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(393,971)
Fair Value Of Current Year Equity Awards At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	390,837
Change In Value Of Prior Years Awards Unvested At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	246,004
Change In Value Of Prior Years Awards That Vested During Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,412
Deduction Of Value Of Prior Years Awards That Were Forfeited During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(145,535)
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,197
Sitherwood [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	$ 0	$ 5,213,657	$ 4,974,714	$ 5,568,741
PEO Actually Paid Compensation Amount	0	0	4,096,239	2,854,315	8,074,188
Lindsey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,066,799	3,398,930	0	0	0
PEO Actually Paid Compensation Amount	$ 2,819,168	3,545,414	0	0	0
PEO Name	Steve Lindsey
Lindsey [Member] | Deduction For Change In Pension Values Reported In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (162,102)
Lindsey [Member] | Increase For Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,947
Lindsey [Member] | Increase For Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Lindsey [Member] | Deduction For Stock Awards Amounts Reported In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,873,940)
Lindsey [Member] | Fair Value Of Current Year Equity Awards At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	359,232
Lindsey [Member] | Change In Value Of Prior Years Awards Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,187,452
Lindsey [Member] | Change In Value Of Prior Years Awards That Vested During Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	821
Lindsey [Member] | Deduction Of Value Of Prior Years Awards That Were Forfeited During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,833,041)
Lindsey [Member] | Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,247,631)
Doyle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,328,340	0	0	0	0
PEO Actually Paid Compensation Amount	$ 4,245,825	$ 0	$ 0	$ 0	$ 0
PEO Name	Scott Doyle
Doyle [Member] | Deduction For Change In Pension Values Reported In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (101,482)
Doyle [Member] | Increase For Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Doyle [Member] | Increase For Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Doyle [Member] | Deduction For Stock Awards Amounts Reported In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,818,179)
Doyle [Member] | Fair Value Of Current Year Equity Awards At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,433,182
Doyle [Member] | Change In Value Of Prior Years Awards Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	403,964
Doyle [Member] | Change In Value Of Prior Years Awards That Vested During Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Doyle [Member] | Deduction Of Value Of Prior Years Awards That Were Forfeited During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Doyle [Member] | Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 917,485